Average Annual Total Returns{- Fidelity Inflation-Protected Bond Index Fund} - 12.31 Fidelity Inflation-Protected Bond Index Fund PRO-10 - Fidelity Inflation-Protected Bond Index Fund	Fidelity Inflation-Protected Bond Index Fund Return Before Taxes Past 1 year	Fidelity Inflation-Protected Bond Index Fund Return Before Taxes Past 5 years	Fidelity Inflation-Protected Bond Index Fund Return Before Taxes Since Inception		Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB124 Past 1 year	LB124 Past 5 years	LB124 Since Inception
Total	5.93%	5.26%	2.80%	[1]	3.95%	4.29%	2.13%	[1]	3.50%	3.65%	1.87%	[1]	5.96%	5.34%	2.85%	[1]

[1]	(a)From May 16, 2012